Annual Total Returns - FidelitySAIUSLargeCapIndexFund-PRO - FidelitySAIUSLargeCapIndexFund-PRO - Fidelity SAI U.S. Large Cap Index Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2016
Fidelity SAI U.S. Large Cap Index Fund
Bar Chart Table:
Annual Return 2017	21.74%
Annual Return 2018	(4.36%)
Annual Return 2019	31.53%
Annual Return 2020	18.25%
Annual Return 2021	28.71%